Document and Entity Information	9 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Registrant Name	NUGEN HOLDINGS, INC.
Entity Central Index Key	0001415603
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company